Average Annual Total Returns - LVIP Blended Mid Cap Managed Volatility Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	27.71%	15.50%	8.41%	27.40%	15.22%	8.14%	35.59%	18.66%	15.04%